Stock-Based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended					3 Months Ended				3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 11, 2013 Ratio	Jan. 24, 2013 Stock Option	Dec. 31, 2012 Common Stock Class L	Dec. 31, 2012 Common Stock Class A	Dec. 31, 2011 Common Stock Class A	Dec. 31, 2010 Common Stock Class A	Mar. 31, 2013 Common Stock Class A	Mar. 31, 2013 2012 Omnibus Long-Term Incentive Plan	Mar. 31, 2013 2012 Omnibus Long-Term Incentive Plan Minimum	Mar. 31, 2013 2012 Omnibus Long-Term Incentive Plan Maximum	Mar. 31, 2013 2008 Equity Incentive Plan	Mar. 31, 2013 2008 Equity Incentive Plan Stock Option	Mar. 31, 2013 2008 Equity Incentive Plan Common Stock Class L	Mar. 31, 2013 2008 Equity Incentive Plan Common Stock Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for issuance							27,923	896,523				5,000,000
Shares grant in period												394,772
Weighted average price of options granted							$ 511.51	$ 12.00				$ 23.04
Stock option vested		6 years											3 years	5 years
Weighted average fair value, per share	$ 9.57
Expected dividend yield	0.00%						0.00%	0.00%	0.00%	0.00%
Expected stock price volatility	40.00%						79.20%	79.20%	82.00%	82.00%
Risk free interest rate	1.25%						0.68%	0.68%	1.20%	1.40%
Expected life of options	6 years 6 months						4 years 1 month 28 days	4 years 1 month 28 days	3 years 5 months 19 days	3 years 8 months 9 days
Shares authorized for issuance																	150,000	1,500,000
Reverse split ratio of class A common stock											1.9704
Common stock conversion ratio, Class L common stock into Class A common stock					35.1955
Stock based compensation	$ 6.6	$ 17.6	$ 1.2	$ 2.4		$ 5.0										$ 5.0
Options to purchase shares															1,300,000
Unrecognized compensation cost	$ 9.8	$ 12.2